Putnam Income Fund
The fund's portfolio
1/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (111.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (16.8%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.49%), 3.469%, 12/20/68	$1,063,840	$1,079,625
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	85,487	89,499
6.00%, with due dates from 12/20/48 to 4/20/49	316,021	335,574
5.50%, with due dates from 1/20/49 to 5/20/49	1,606,807	1,654,612
5.00%, with due dates from 6/15/40 to 3/20/50	5,802,907	5,923,136
4.70%, with due dates from 6/20/65 to 8/20/67	687,581	688,194
4.656%, 9/20/65	210,789	208,239
4.65%, 5/20/65	146,496	145,619
4.639%, 6/20/67	444,104	443,299
4.623%, 6/20/65	6,163	6,100
4.559%, 5/20/65	34,946	34,690
4.525%, 3/20/67	737,865	735,653
4.503%, 5/20/65	686,482	680,814
4.50%, TBA, 2/1/53	66,000,000	65,534,483
4.50%, 7/20/52	787,961	790,895
4.50%, with due dates from 5/20/44 to 1/20/50	3,349,302	3,376,700
4.459%, 6/20/65	26,279	26,059
4.392%, 8/20/65	31,713	31,429
4.382%, 5/20/65	32,492	32,193
4.371%, 5/20/67	310,278	310,293
4.351%, 6/20/65	20,146	19,930
4.00%, TBA, 2/1/53	50,000,000	48,589,415
4.00%, with due dates from 2/20/48 to 3/20/50	3,795,439	3,724,286
3.50%, TBA, 2/1/53	44,000,000	41,638,014
3.50%, with due dates from 11/15/42 to 3/20/50	17,438,341	16,648,716
3.00%, TBA, 2/1/53	73,000,000	67,063,970
3.00%, with due dates from 3/20/43 to 2/20/50	2,734,037	2,516,826

		262,328,263
U.S. Government Agency Mortgage Obligations (94.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 7/1/52	1,150,346	1,161,557
4.50%, with due dates from 7/1/44 to 11/1/49	571,427	584,050
4.00%, with due dates from 12/1/44 to 7/1/49	3,122,707	3,109,858
3.50%, with due dates from 4/1/42 to 11/1/47	3,078,478	2,954,635
3.00%, 10/1/46	1,336,564	1,243,105
2.50%, with due dates from 4/1/43 to 2/1/51	426,226	380,149
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	1,382,349	1,465,301
5.50%, with due dates from 1/1/33 to 2/1/35	214,193	222,362
5.00%, with due dates from 7/1/52 to 9/1/52	4,872,791	4,923,832
5.00%, with due dates from 7/1/52 to 7/1/52	1,961,531	1,974,418
5.00%, with due dates from 3/1/40 to 8/1/49	2,461,714	2,514,187
4.50%, with due dates from 7/1/44 to 11/1/49	2,573,316	2,605,470
4.00%, 1/1/57	3,523,813	3,436,411
4.00%, with due dates from 8/1/44 to 11/1/49	3,650,871	3,621,396
3.50%, 9/1/57	6,174,399	5,823,222
3.50%, with due dates from 5/1/56 to 6/1/56	2,881,751	2,731,356
3.50%, with due dates from 5/1/42 to 5/1/52	10,200,693	9,751,455
3.50%, 6/1/31	245,504	242,222
3.00%, with due dates from 9/1/42 to 3/1/47	9,663,476	8,999,969
2.50%, with due dates from 12/1/47 to 5/1/51	4,126,539	3,667,252
Uniform Mortgage-Backed Securities
6.00%, TBA, 3/1/53	77,000,000	78,961,098
6.00%, TBA, 2/1/53	77,000,000	79,111,486
5.50%, TBA, 3/1/53	53,000,000	53,801,239
5.50%, TBA, 2/1/53	127,000,000	129,024,126
5.00%, TBA, 3/1/53	228,000,000	228,774,836
5.00%, TBA, 2/1/53	521,000,000	523,075,873
4.50%, TBA, 2/1/53	130,000,000	128,405,472
4.00%, TBA, 2/1/53	23,000,000	22,202,188
3.50%, TBA, 2/1/53	8,000,000	7,508,125
2.50%, TBA, 2/1/53	88,000,000	77,020,583
2.00%, TBA, 2/1/53	108,000,000	90,898,923

		1,480,196,156

Total U.S. government and agency mortgage obligations (cost $1,729,586,587)		$1,742,524,419

MORTGAGE-BACKED SECURITIES (34.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (9.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 7.851%, 4/15/37	$274,352	$345,354
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 6.483%, 3/15/35	203,276	225,860
REMICs Ser. 5170, Class IC, IO, 4.50%, 8/25/50	3,235,335	685,470
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	919,324	102,597
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	328,496	21,512
REMICs Ser. 5184, Class IO, IO, 4.00%, 1/25/52	2,780,774	522,480
REMICs Ser. 5168, Class CI, IO, 4.00%, 11/25/51	3,457,734	686,986
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	3,836,276	686,433
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,993,529	542,083
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,694,432	405,168
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	2,080,661	249,033
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	5,158,388	351,930
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	2,113,899	206,872
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,579,992	112,585
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.741%, 12/15/47	11,388,176	1,355,373
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.741%, 4/15/45	10,293,450	1,199,873
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.641%, 8/15/56	15,236,353	1,895,555
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.641%, 6/15/46	11,317,102	847,425
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.641%, 7/15/42	5,810,294	592,627
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.591%, 6/15/42	8,278,875	402,022
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.544%, 9/25/49	6,639,538	669,850
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 1.094%, 2/25/49	30,926,290	2,180,613
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,053	3,286
REMICs Ser. 3391, PO, zero %, 4/15/37	41,649	34,582
REMICs Ser. 3210, PO, zero %, 5/15/36	2,176	2,113
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	8,960	8,171
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 12.865%, 7/25/36	125,848	181,509
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 8.045%, 3/25/36	122,353	134,999
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 6.152%, 12/25/35	172,625	207,962
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	10,562,744	1,737,412
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	4,167,479	777,877
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	8,825,497	1,451,706
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	17,503,931	3,143,181
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	14,561,954	2,617,220
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	80,713	348
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	345,745	6,472
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	2,533,144	465,393
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,142,322	177,563
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	2,505,344	158,662
REMICs Ser. 21-84, Class KI, IO, 3.00%, 12/25/51	3,900,598	625,094
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,275,507	160,321
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,305,404	293,278
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	2,213,040	165,279
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	976,898	37,832
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	1,444,237	37,729
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	928,914	19,861
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	77,880	183
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	258,740	1,461
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	27,127,701	4,135,889
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.744%, 1/25/45	9,878,640	835,436
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.694%, 6/25/48	18,215,506	2,043,598
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.694%, 5/25/48	9,106,685	1,021,679
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.644%, 2/25/48	5,592,841	620,470
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.594%, 2/25/49	16,452,381	1,383,645
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.594%, 1/25/49	3,554,116	273,446
REMICs IFB Ser. 17-33, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.594%, 5/25/39	3,401,882	299,264
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.544%, 3/25/50	30,620,310	3,382,626
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.544%, 10/25/49	11,101,116	1,186,472
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.544%, 3/25/46	21,047,281	2,281,334
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.494%, 12/25/49	25,047,871	2,854,231
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.494%, 11/25/49	7,633,529	1,259,418
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.494%, 10/25/49	20,437,173	2,525,402
REMICs FRB Ser. 01-50, Class B1, IO, 0.395%, 10/25/41(WAC)	139,790	699
Trust FRB Ser. 05-W4, Class 1A, IO, 0.063%, 8/25/45(WAC)	37,575	38
REMICs Ser. 03-34, PO, zero %, 4/25/43	67,027	60,994
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	42,763	35,818
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,365	1,985
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	4,018	3,269
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,448	3,071
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	3,625,990	500,822
Ser. 14-180, IO, 5.00%, 12/20/44	7,459,213	1,511,684
Ser. 14-76, IO, 5.00%, 5/20/44	1,968,291	392,304
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	609,554	125,706
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,469,984	1,121,347
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,557,991	524,695
Ser. 19-83, IO, 4.50%, 6/20/49	9,948,514	1,740,592
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	10,823,578	2,106,817
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	868,329	151,654
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	1,196,798	39,925
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	18,417,358	3,032,487
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	5,278,312	856,881
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	7,116,543	1,304,463
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,976,037	324,430
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,909,939	325,394
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	14,154,845	2,460,536
Ser. 18-H02, Class EI, IO, 3.876%, 1/20/68(WAC)	9,606,562	492,336
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	3,952,931	641,284
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	18,097,589	2,609,218
Ser. 12-136, IO, 3.50%, 11/20/42	6,319,390	883,791
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	8,123,867	1,332,833
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,275,573	59,600
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,424,604	174,571
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	3,520,655	210,979
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	4,875,200	688,707
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	1,245,101	54,037
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	1,289,350	56,602
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	2,526,701	115,218
Ser. 18-H05, Class AI, IO, 2.829%, 2/20/68(WAC)	12,698,142	704,350
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	31,366,518	4,165,787
IFB Ser. 10-9, Class YD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.80%), 2.341%, 1/16/40	6,908,234	937,126
Ser. 17-H08, Class NI, IO, 2.14%, 3/20/67(WAC)	8,308,262	289,958
Ser. 16-H11, Class HI, IO, 2.089%, 1/20/66(WAC)	20,324,689	721,047
Ser. 17-H10, Class MI, IO, 1.817%, 4/20/67(WAC)	11,137,524	357,515
IFB Ser. 20-142, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.814%, 9/20/50	30,165,279	4,151,707
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.814%, 8/20/50	1,661,651	224,838
Ser. 17-H23, Class BI, IO, 1.812%, 11/20/67(WAC)	12,417,773	653,174
Ser. 15-H12, Class AI, IO, 1.785%, 5/20/65(WAC)	16,998,642	722,442
Ser. 15-H12, Class GI, IO, 1.769%, 5/20/65(WAC)	20,902,024	982,395
Ser. 15-H20, Class AI, IO, 1.757%, 8/20/65(WAC)	15,990,672	681,203
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 2/20/49	16,165,539	1,779,118
Ser. 15-H10, Class CI, IO, 1.744%, 4/20/65(WAC)	17,939,737	846,756
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.741%, 9/16/44	9,496,960	1,468,496
IFB Ser. 20-98, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.714%, 7/20/50	29,060,371	3,564,510
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.714%, 12/20/42	8,990,932	902,960
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.664%, 10/20/49	15,609,283	985,092
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.664%, 12/20/48	18,787,505	2,055,541
IFB Ser. 18-148, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.641%, 2/16/46	11,517,616	1,181,643
Ser. 15-H12, Class EI, IO, 1.63%, 4/20/65(WAC)	17,017,832	684,117
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 3/20/50	15,922,134	1,815,220
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 1/20/50	33,460,093	3,238,937
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 7/20/49	11,623,089	1,138,714
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 7/20/49	16,453,651	1,707,066
IFB Ser. 19-65, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 5/20/49	7,455,302	697,741
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.614%, 11/20/48	8,507,554	848,177
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.591%, 9/16/49	19,575,368	3,076,751
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 4/20/50	43,030,294	3,997,084
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 10/20/49	4,131,780	623,121
IFB Ser. 20-34, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 10/20/49	17,144,765	1,661,576
IFB Ser. 19-108, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 8/20/49	12,097,357	1,289,579
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 4/20/49	9,626,870	774,173
IFB Ser. 19-30, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 3/20/49	14,224,676	1,395,681
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.564%, 2/20/49	6,801,678	572,702
Ser. 15-H25, Class AI, IO, 1.535%, 9/20/65(WAC)	14,289,392	514,418
FRB Ser. 20-47, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.514%, 2/20/49	38,054,778	3,615,204
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.514%, 10/20/49	2,934,021	428,887
Ser. 15-H17, Class CI, IO, 1.494%, 6/20/65(WAC)	9,948,455	181,778
Ser. 15-H01, Class CI, IO, 1.49%, 12/20/64(WAC)	8,892,888	193,278
Ser. 17-H12, Class QI, IO, 1.471%, 5/20/67(WAC)	11,949,836	456,185
Ser. 14-H11, Class GI, IO, 1.435%, 6/20/64(WAC)	28,937,761	1,087,163
Ser. 14-H07, Class BI, IO, 1.413%, 5/20/64(WAC)	24,254,729	955,223
Ser. 10-H19, Class GI, IO, 1.365%, 8/20/60(WAC)	11,565,828	404,341
IFB Ser. 10-31, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.75%), 1.264%, 3/20/40	10,257,306	897,514
Ser. 17-H14, Class EI, IO, 0.981%, 6/20/67(WAC)	14,104,211	462,890
Ser. 17-H18, Class CI, IO, 0.568%, 9/20/67(WAC)	8,281,017	658,431
Ser. 16-H23, Class NI, IO, 0.36%, 10/20/66(WAC)	24,133,409	979,816
Ser. 16-H24, Class JI, IO, 0.301%, 11/20/66(WAC)	9,609,967	486,633
IFB Ser. 11-70, Class YI, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.00%), 0.15%, 12/20/40	3,745,254	11,760
FRB Ser. 15-H16, Class XI, IO, 0.115%, 7/20/65(WAC)	13,656,814	684,206
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	12,727,615	482,822
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65(WAC)	12,875,673	493,138
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64(WAC)	17,066,378	520,469
Ser. 16-H27, Class BI, IO, 0.022%, 12/20/66(WAC)	6,173,150	204,702
Ser. 16-H02, Class HI, IO, 0.02%, 1/20/66(WAC)	26,068,508	823,764
Ser. 20-H02, Class GI, IO, zero %, 1/20/70(WAC)	22,088,688	1,043,292
Ser. 19-H14, Class IB, IO, zero %, 8/20/69(WAC)	17,133,873	758,531
Ser. 19-H02, Class DI, IO, zero %, 11/20/68(WAC)	14,387,191	668,362
Ser. 18-H17, Class GI, IO, zero %, 10/20/68(WAC)	16,527,631	715,245

		143,409,241
Commercial mortgage-backed securities (15.1%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, 5.665%, 6/15/36	468,000	456,906
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 7.60%, 4/15/37	5,659,000	5,390,198
AREIT Trust 144A FRB Ser. 19-CRE3, Class A, 5.867%, 9/14/36	877,611	864,564
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 6.725%, 6/17/39	4,729,000	4,669,888
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.838%, 7/15/49(WAC)	3,113,000	2,842,742
FRB Ser. 15-UBS7, Class B, 4.339%, 9/15/48(WAC)	4,306,000	3,946,178
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	134,445	1
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.224%, 3/15/63(WAC)	34,871,417	2,142,545
FRB Ser. 18-BN13, Class XA, IO, 0.487%, 8/15/61(WAC)	191,041,489	4,059,632
Barclays Commercial Mortgage Trust 144A Ser. 19-C5, Class D, 2.50%, 11/15/52	499,000	322,605
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	4,200,000	2,136,077
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 5.39%, 1/18/36 (Cayman Islands)	290,073	282,003
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, 5.82%, 12/16/36 (Cayman Islands)	337,000	326,048
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	40,261	38,852
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.232%, 11/13/50(WAC)	3,594,000	3,106,957
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	416,000	300,366
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	333,800	300,353
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	3,258,000	2,671,560
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.096%, 3/11/47(WAC)	58,412,711	424,427
FRB Ser. 13-GC17, Class XA, IO, 0.988%, 11/10/46(WAC)	26,754,198	104,588
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.353%, 5/15/45(WAC)	215,000	197,800
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	2,189,804	2,185,336
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	300,000	274,361
FRB Ser. 14-CR18, Class C, 4.747%, 7/15/47(WAC)	2,758,000	2,603,690
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	941,569
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	5,941,000	4,965,009
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,204,655
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47(WAC)	504,000	467,213
FRB Ser. 14-UBS4, Class XA, IO, 1.087%, 8/10/47(WAC)	24,458,404	257,562
FRB Ser. 14-LC15, Class XA, IO, 1.047%, 4/10/47(WAC)	58,888,562	482,886
FRB Ser. 13-LC13, Class XA, IO, 0.956%, 8/10/46(WAC)	22,579,897	61,406
FRB Ser. 14-CR19, Class XA, IO, 0.931%, 8/10/47(WAC)	19,534,389	199,729
FRB Ser. 15-CR23, Class XA, IO, 0.862%, 5/10/48(WAC)	27,802,112	391,418
FRB Ser. 14-LC17, Class XA, IO, 0.662%, 10/10/47(WAC)	15,538,284	131,314
FRB Ser. 19-GC44, Class XA, IO, 0.639%, 8/15/57(WAC)	89,725,471	2,570,204
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.353%, 5/15/45(WAC)	1,651,000	1,255,081
FRB Ser. 13-LC13, Class D, 5.254%, 8/10/46(WAC)	720,000	680,760
FRB Ser. 13-CR13, Class E, 4.876%, 11/10/46(WAC)	1,524,000	1,182,462
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47(WAC)	233,000	204,966
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47(WAC)	2,364,000	2,140,261
FRB Ser. 14-CR14, Class D, 4.589%, 2/10/47(WAC)	2,864,000	2,623,284
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	390,121
FRB Ser. 13-CR6, Class D, 4.045%, 3/10/46(WAC)	1,683,000	1,262,250
Ser. 13-LC6, Class E, 3.50%, 1/10/46	3,735,000	3,690,280
Ser. 15-LC19, Class D, 2.867%, 2/10/48	4,252,000	3,613,481
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	9,821,289	3,604,413
FRB Ser. 07-C2, Class AX, IO, 0.024%, 1/15/49(WAC)	6,131,561	61
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.258%, 4/15/50(WAC)	3,716,000	3,261,590
FRB Ser. 19-C17, Class XA, IO, 1.352%, 9/15/52(WAC)	59,829,870	3,594,956
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.758%, 4/15/50(WAC)	219,000	148,725
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.708%, 12/15/49(WAC)	98,758,059	2,419,572
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	5,285,402	4,677,756
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (ICE LIBOR USD 1 Month + 2.15%), 6.542%, 1/25/28	2,579,818	2,417,625
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	8,700,852	8,616,489
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47(WAC)	5,144,000	3,497,920
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	3,264,000	3,115,886
FRB Ser. 13-GC12, Class XA, IO, 1.295%, 6/10/46(WAC)	16,315,765	163
FRB Ser. 14-GC18, Class XA, IO, 1.022%, 1/10/47(WAC)	31,719,803	196,663
FRB Ser. 14-GC22, Class XA, IO, 0.936%, 6/10/47(WAC)	64,864,321	496,206
FRB Ser. 14-GC26, Class XA, IO, 0.935%, 11/10/47(WAC)	34,650,660	455,483
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.18%, 11/15/45(WAC)	7,601,000	7,334,912
FRB Ser. 13-C12, Class C, 4.112%, 7/15/45(WAC)	337,000	322,935
FRB Ser. 14-C25, Class XA, IO, 0.807%, 11/15/47(WAC)	23,963,224	260,049
FRB Ser. 14-C22, Class XA, IO, 0.799%, 9/15/47(WAC)	20,414,011	179,313
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46(WAC)	4,371,000	928,838
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	5,853,000	3,108,199
FRB Ser. 14-C25, Class D, 3.935%, 11/15/47(WAC)	3,567,000	2,227,695
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,978,906
JPMDB Commercial Mortgage Securities Trust FRB Ser. 19-COR6, Class XA, IO, 0.929%, 11/13/52(WAC)	68,743,203	3,031,665
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,386,269	2,266,383
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	4,266,251
FRB Ser. 13-LC11, Class XA, IO, 1.238%, 4/15/46(WAC)	21,151,132	1,969
FRB Ser. 13-C10, Class XA, IO, 0.867%, 12/15/47(WAC)	10,224,863	15,205
FRB Ser. 13-C16, Class XA, IO, 0.832%, 12/15/46(WAC)	33,596,729	103,045
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	1,395,000	1,029,139
FRB Ser. 11-C3, Class F, 5.525%, 2/15/46(WAC)	4,436,000	812,773
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	2,494,000	1,943,075
FRB Ser. 12-LC9, Class D, 3.797%, 12/15/47(WAC)	621,000	620,671
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	957,860
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	5,750,000	3,504,543
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 5.447%, 7/15/36	424,051	415,408
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.498%, 12/15/47(WAC)	4,000,000	3,655,938
FRB Ser. 14-C16, Class B, 4.301%, 6/15/47(WAC)	289,000	269,770
FRB Ser. 15-C21, Class C, 4.128%, 3/15/48(WAC)	300,000	258,798
FRB Ser. 15-C26, Class XA, IO, 0.966%, 10/15/48(WAC)	32,068,966	508,902
FRB Ser. 13-C12, Class XA, IO, 0.547%, 10/15/46(WAC)	75,347,455	135,746
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.656%, 8/15/45(WAC)	508,000	468,741
FRB Ser. 13-C11, Class D, 4.398%, 8/15/46(WAC)	3,329,000	234,712
FRB Ser. 13-C11, Class F, 4.398%, 8/15/46(WAC)	6,212,000	60,878
FRB Ser. 13-C10, Class E, 4.07%, 7/15/46(WAC)	4,172,000	1,428,493
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	2,331,000	475,955
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,989,652
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	319,000	277,130
FRB Ser. 16-BNK2, Class XA, IO, 0.963%, 11/15/49(WAC)	23,291,776	639,944
FRB Ser. 18-H4, Class XA, IO, 0.831%, 12/15/51(WAC)	55,224,071	2,006,992
FRB Ser. 18-H3, Class XA, IO, 0.821%, 7/15/51(WAC)	56,300,304	1,694,161
FRB Ser. 16-UB12, Class XA, IO, 0.652%, 12/15/49(WAC)	65,800,450	1,311,054
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	1,406,000	1,026,099
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.256%, 3/25/50	3,355,000	3,166,261
FRB Ser. 19-01, Class M10, 7.756%, 10/25/49	8,916,434	8,439,563
PFP, Ltd. 144A
FRB Ser. 22-9, Class A, 6.752%, 8/19/35 (Bermuda)	287,000	281,260
FRB Ser. 21-7, Class AS, 5.609%, 4/14/38 (Cayman Islands)	2,999,851	2,889,231
FRB Ser. 21-8, Class A, 5.454%, 8/9/37 (Cayman Islands)	185,265	178,223
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.41%, 1/25/37	313,000	311,353
FRB Ser. 21-FL7, Class AS, 6.006%, 11/25/36	3,900,000	3,772,358
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50(WAC)	63,632,534	2,291,089
FRB Ser. 18-C12, Class XA, IO, 0.777%, 8/15/51(WAC)	118,800,853	4,042,068
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class D, 6.633%, 5/10/45(WAC)	724,790	647,857
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	26
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	2,237,000	2,208,141
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	1,285,065
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.677%, 1/10/45(WAC)	244,345	219,470
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.342%, 11/15/48(WAC)	999,170	311
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.254%, 10/15/44(WAC)	2,716,079	2,471,088
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.985%, 8/15/51(WAC)	412,000	353,253
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	2,112,000	1,783,119
FRB Ser. 19-C50, Class XA, IO, 1.412%, 5/15/52(WAC)	108,694,471	7,141,118
FRB Ser. 20-C55, Class XA, IO, 1.298%, 2/15/53(WAC)	64,989,777	4,218,571
FRB Ser. 17-C41, Class XA, IO, 1.153%, 11/15/50(WAC)	79,868,093	3,344,157
FRB Ser. 14-LC16, Class XA, IO, 1.079%, 8/15/50(WAC)	48,637,157	456,625
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	4,877,000	3,916,002
Ser. 19-C50, Class D, 3.00%, 5/15/52	9,320,000	6,267,641
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C12, Class C, 4.371%, 3/15/48(WAC)	227,000	220,974
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,812,000	1,587,147
FRB Ser. 14-C22, Class XA, IO, 0.782%, 9/15/57(WAC)	27,679,545	254,596
FRB Ser. 13-C14, Class XA, IO, 0.646%, 6/15/46(WAC)	72,415,757	39,923
FRB Ser. 14-C23, Class XA, IO, 0.55%, 10/15/57(WAC)	54,117,455	366,808
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	3,873,000	3,706,800
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	3,849,296
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	16
Ser. 11-C4, Class E, 4.845%, 6/15/44(WAC)	1,776,768	1,383,139
FRB Ser. 11-C4, Class C, 4.845%, 6/15/44(WAC)	2,768,202	2,661,588
FRB Ser. 12-C7, Class D, 4.806%, 6/15/45(WAC)	4,142,000	1,582,659
FRB Ser. 12-C10, Class D, 4.392%, 12/15/45(WAC)	1,105,000	692,721
FRB Ser. 12-C10, Class E, 4.392%, 12/15/45(WAC)	3,645,000	997,886
FRB Ser. 12-C10, Class XA, IO, 1.151%, 12/15/45(WAC)	1,920,449	19

		235,646,334
Residential mortgage-backed securities (non-agency) (9.8%)
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	2,464,978
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	127,057
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 13.006%, 8/26/30 (Bermuda)	1,278,000	1,312,143
FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 7.856%, 10/25/27 (Bermuda)	1,355,666	1,356,318
FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.006%, 10/25/29 (Bermuda)	4,951,848	4,914,590
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 6.71%, 11/25/69	3,000,000	2,730,000
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	4,859,746
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	1,871,047
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36(WAC)	2,000,000	1,818,391
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (ICE LIBOR USD 1 Month + 0.30%), 4.806%, 8/25/35	621,198	573,241
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	539,504	533,571
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	1,813,960
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	175,000	165,533
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	72,612	70,896
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	3,506,382	3,442,156
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 7.506%, 11/25/28	1,210,000	1,221,371
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.206%, 11/25/28 (Bermuda)	1,755,056	1,749,518
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	131,000	123,584
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 10.856%, 9/25/28	222,747	235,229
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (ICE LIBOR USD 1 Month + 5.15%), 9.656%, 10/25/29	2,692,000	2,896,182
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.506%, 12/25/28	115,072	120,042
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.206%, 4/25/28	94,313	99,107
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 8.956%, 4/25/30	250,000	263,500
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 8.956%, 3/25/30	1,290,000	1,358,723
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (ICE LIBOR USD 1 Month + 3.60%), 8.106%, 4/25/24	109,723	112,635
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,103,357
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.56%, 3/25/42	9,206,000	9,194,492
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 9.156%, 1/25/49	10,684,210	11,294,195
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (ICE LIBOR USD 1 Month + 4.35%), 8.856%, 3/25/49	700,000	732,304
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (ICE LIBOR USD 1 Month + 4.10%), 8.606%, 4/25/49	806,000	834,398
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 8.406%, 9/25/48	1,280,000	1,320,699
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 8.31%, 7/25/42	1,000,000	1,019,835
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.206%, 12/25/30	7,040,000	7,180,800
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.606%, 3/25/50	51,984	53,195
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (ICE LIBOR USD 1 Month + 2.50%), 7.006%, 2/25/50	83,000	79,385
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 6.66%, 12/25/41	3,732,140	3,384,058
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.656%, 11/25/48	928,000	890,445
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (ICE LIBOR USD 1 Month + 2.05%), 6.556%, 7/25/49	270,814	270,814
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.406%, 1/25/50	941,669	939,327
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (ICE LIBOR USD 1 Month + 1.85%), 6.356%, 2/25/50	1,094,040	1,094,040
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	2,855,257
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,024,000	1,767,186
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.256%, 8/25/28	28,848	30,658
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.006%, 9/25/29	233,000	253,897
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 9.806%, 10/25/28	65,860	69,157
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.356%, 10/25/29	2,177,000	2,320,772
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.006%, 12/25/30	331,600	350,769
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 8.756%, 1/25/31	49,000	51,770
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 8.656%, 2/25/30	2,480,000	2,590,966
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 8.506%, 5/25/30	2,975,000	3,096,098
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 8.106%, 1/25/30	648,000	663,399
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 5.756%, 7/25/29	33,537	33,417
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 5.506%, 5/25/30	134,211	133,579
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 10.256%, 7/25/29	61,000	66,817
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (ICE LIBOR USD 1 Month + 4.35%), 8.856%, 4/25/31	4,500,000	4,614,430
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 8.656%, 8/25/31	1,586,000	1,623,002
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.156%, 2/25/40	5,000,000	4,951,408
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 2M2, (ICE LIBOR USD 1 Month + 3.65%), 8.156%, 2/25/40	1,600,000	1,591,641
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.31%, 1/25/42	884,000	859,138
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.956%, 7/25/31	146,939	147,122
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 6.906%, 4/25/31	42,669	42,722
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.656%, 11/25/39	915,175	908,485
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 6.656%, 9/25/31	112,848	112,994
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 6.606%, 9/25/39	11,372	11,372
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.556%, 1/25/40	1,585,097	1,587,069
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 6.506%, 1/25/40	927,440	924,397
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	4,694,674	4,573,058
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	2,054,097	1,890,009
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.844%, 7/25/59(WAC)	1,125,000	937,964
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.484%, 8/26/47(WAC)	3,084,298	2,996,572
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	3,200,000	2,978,317
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	843,374	770,761
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	3,411,636	3,283,699
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 7.706%, 2/25/29 (Bermuda)	5,630,000	5,580,342
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 7.206%, 3/25/28 (Bermuda)	3,022,682	3,051,587
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	1,903,000	1,480,343
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	4,281,764	4,126,310
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	327,000	294,667
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,102,000	1,070,897
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	209,000	167,694
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	1,882,414
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,829,125	1,735,667
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	373,119	368,249
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (ICE LIBOR USD 1 Month + 0.86%), 5.366%, 10/25/45	889,731	829,291
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 5.366%, 10/25/45	3,002,743	2,798,767
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD 1 Month + 0.82%), 5.326%, 12/25/45	1,532,744	1,359,698
FRB Ser. 05-AR2, Class 2A1B, (ICE LIBOR USD 1 Month + 0.74%), 5.246%, 1/25/45	320,044	311,467
FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD 1 Month + 0.70%), 5.206%, 12/25/45	456,040	412,515

		153,182,685

Total mortgage-backed securities (cost $604,802,265)		$532,238,260

CORPORATE BONDS AND NOTES (25.7%)(a)
	Principal amount	Value
Basic materials (1.8%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$230,000	$213,313
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	90,000	85,794
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	1,734,000	1,690,360
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	5,050,000	5,115,198
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	206,740
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	2,501,000	2,276,183
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	46,000	45,367
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	540,000	483,300
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29 (Indonesia)	485,000	480,771
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	230,000	204,858
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	962,000	950,669
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	3,176,000	2,691,287
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	210,000	192,519
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	490,000	431,274
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	2,130,000	1,997,309
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	353,387
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	775,000	749,325
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	719,000	595,921
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	197,832
International Paper Co. sr. unsec. bonds 5.00%, 9/15/35	405,000	400,531
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	90,000	76,968
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	280,000	249,900
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	180,000	151,920
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	1,366,000	1,324,428
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	220,000	211,271
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	1,981,000	1,393,556
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	215,347
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	2,894,000	2,768,237
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	233,743
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,017,000	1,191,734
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	800,000	703,281
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	180,000	167,004

		28,049,327
Capital goods (1.4%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	470,000	457,780
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	3,883,000	3,396,888
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	2,786,000	2,518,470
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	599,000	548,571
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	2,330,000	2,154,150
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	1,715,000	1,227,058
Caterpillar, Inc. sr. unsec. sub. notes 2.60%, 9/19/29	583,000	527,474
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)	310,000	310,000
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 6/1/31	615,000	534,201
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	90,000	80,250
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	175,000	155,356
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	90,000	91,575
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	90,000	78,525
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	580,000	567,711
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	2,000,000	1,945,399
Lockheed Martin Corp. sr. unsec. unsub. notes 3.90%, 6/15/32	546,000	530,229
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	250,000	241,818
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,283,000	1,218,373
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,182,000	2,125,974
Raytheon Technologies Corp. sr. unsec. notes 3.50%, 3/15/27	535,000	519,028
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	270,000	242,990
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	200,000	179,500
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	90,000	91,337
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	634,000	615,898
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	515,000	461,830
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	90,000	88,596
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	40,000	36,264
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	80,000	81,974

		21,027,219
Communication services (2.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,868,000	1,575,015
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	3,371,000	2,945,213
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	350,000	322,569
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	4,026,000	3,679,501
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	394,969
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	2,117,000	2,080,792
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	2,102,000	1,699,619
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	1,754,000	1,744,633
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	340,000	298,049
Bell Canada (The) company guaranty sr. unsec. unsub. bonds 2.15%, 2/15/32 (Canada)	625,000	510,741
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	175,000	163,406
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	295,218
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,284,000	1,263,129
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	549,000	432,312
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,226,000	1,219,699
Comcast Corp. company guaranty sr. unsec. notes 3.30%, 2/1/27	1,498,000	1,440,200
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	282,000	261,664
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	1,276,000	1,214,590
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	1,078,000	1,028,711
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	759,000	724,203
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	2,407,000	2,187,996
Crown Castle, Inc. sr. unsec. sub. notes 2.50%, 7/15/31(R)	655,000	551,120
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	170,000	146,519
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	2,668,000	2,415,109
Equinix, Inc. sr. unsec. sub. notes 1.45%, 5/15/26(R)	555,000	497,937
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	270,000	243,903
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	40,000	38,197
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	379,247
T-Mobile USA, Inc. company guaranty sr. bonds 3.00%, 2/15/41	500,000	372,859
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	98,000	91,785
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	3,844,000	3,697,456
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	1,779,000	1,554,846
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	856,000	730,636
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	310,000	305,768
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	2,069,000	1,845,148

		38,352,759
Conglomerates (0.2%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity	2,517,000	2,508,191

		2,508,191
Consumer cyclicals (2.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,503,000	1,414,699
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	2,220,000	1,940,020
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	788,000	515,920
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	3,281,000	2,795,233
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	925,000	842,740
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	210,000	206,590
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	150,000	146,577
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	2,900,000	2,421,546
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	2,605,000	2,615,298
Dick's Sporting Goods, Inc. sr. unsec. notes 3.15%, 1/15/32	657,000	537,571
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	250,000	247,924
Dollar General Corp. sr. unsec. sub. notes 3.50%, 4/3/30	572,000	527,446
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	4,180,000	4,345,167
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	490,000	462,367
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	856,000	770,094
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	257,855
Hyatt Hotels Corp. sr. unsec. notes 6.00%, 4/23/30	410,000	422,489
iHeartCommunications, Inc. 144A company guaranty sr. notes 5.25%, 8/15/27	250,000	223,908
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	962,000	795,639
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	2,843,000	2,804,419
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	90,000	74,288
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	90,000	80,856
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	240,000	239,401
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	1,157,000	1,092,641
O'Reilly Automotive, Inc. sr. unsec. notes 4.35%, 6/1/28	530,000	525,825
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	230,000	222,961
Paramount Global sr. unsec. notes 4.75%, 5/15/25	115,000	114,108
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	822,000	762,805
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,742,000	1,543,587
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	852,000	679,466
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27	425,000	395,242
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	175,000	146,197
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	255,000	226,976
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	210,000	185,262
Tapestry, Inc. sr. unsec. notes 4.125%, 7/15/27	552,000	530,781
TJX Cos., Inc. (The) sr. unsec. notes 3.875%, 4/15/30	548,000	529,721
Vulcan Materials Co. sr. unsec. unsub. bonds 4.70%, 3/1/48	385,000	353,479
Walt Disney Co. (The) company guaranty sr. unsec. bonds 6.65%, 11/15/37	325,000	383,962
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	330,000	321,642
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	3,209,000	2,855,866

		35,558,568
Consumer staples (1.1%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	82,785
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	290,000	283,391
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	407,217
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,191,000	2,101,249
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	583,000	678,014
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	830,000	845,384
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	1,310,000	1,276,331
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	1,282,000	1,158,689
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	63,000	62,520
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	1,426,000	1,363,404
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	3,870,000	3,770,171
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	180,000	165,559
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	91,313
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	435,000	433,369
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	957,000	992,820
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	3,265,000	3,240,937
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	98,000	96,785
Unilever Capital Corp. company guaranty sr. unsec. unsub. bonds 5.90%, 11/15/32 (Netherlands)	477,000	533,711

		17,583,649
Energy (1.8%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	80,000	69,860
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,000,000	1,009,637
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,181,000	1,189,895
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	80,744
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,388,000	1,158,744
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	3,575,000	3,401,516
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	89,000	79,106
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	155,000	157,312
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	2,402,000	2,272,358
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	906,000	832,278
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	249,000	244,020
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	90,000	87,975
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	1,482,000	1,483,934
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	80,000	77,550
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	240,000	226,016
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	90,000	78,823
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	90,000	83,813
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	330,000	306,900
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	1,543,000	1,465,850
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	365,000	368,818
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	2,490,000	2,754,563
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	436,426
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	414,358
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,975,000	2,076,769
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	79,136
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	1,357,000	1,267,772
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)	300,000	244,979
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	136,000	130,828
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	102,000	84,667
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	600,000	586,200
Pioneer Natural Resources Co. sr. unsec. sub. notes 1.90%, 8/15/30	625,000	512,697
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	1,268,000	1,270,343
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	90,000	84,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	1,965,000	1,836,931
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,038,000	927,713
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	810,000	825,212
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	90,000	87,115

		28,295,426
Financials (9.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	407,995
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	3,761,000	3,157,770
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	2,385,000	2,371,857
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	977,000	943,835
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,083,000	958,218
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	152,482
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	1,515,000	1,668,540
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	345,000	339,062
American International Group, Inc. sr. unsec. sub. notes 2.50%, 6/30/25	207,000	196,988
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,449,373
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	6,952,000	6,539,505
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	401,184
Athene Global Funding 144A notes 1.73%, 10/2/26	519,000	453,321
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	2,345,000	1,808,487
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	240,000	234,761
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	5,600,000	5,582,091
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	3,260,000	2,773,039
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	4,930,000	4,296,170
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	3,894,000	3,823,720
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	950,000	933,633
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	410,000	384,744
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	510,000	470,921
Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.125%, 3/15/26	1,710,000	1,660,935
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	965,000	789,378
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,168,000	1,138,883
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	1,077,000	862,205
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,662,000	3,565,597
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	2,031,000	1,540,084
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	440,000	430,544
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	4,210,000	3,843,309
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	852,000	782,898
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	7,580,000	7,436,838
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	200,000	199,908
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	200,000	196,909
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	1,100,000	884,366
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	1,406,000	1,312,277
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	440,000	439,560
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	5,957,000	5,234,258
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	520,000	511,628
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	200,000	190,179
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	419,031
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	3,176,000	3,081,085
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	304,918
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	450,000	405,961
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	3,330,000	3,227,027
Discover Bank unsec. sub. FRN Ser. BKNT, 4.682%, 8/9/28	490,000	470,974
EPR Properties sr. unsec. notes 3.60%, 11/15/31(R)	630,000	487,038
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,898,000	2,814,834
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	310,000	305,074
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	1,327,000	834,827
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	310,000	295,751
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,271,000	3,428,755
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	280,000	277,530
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	475,000	419,438
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	700,000	699,286
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	2,330,000	2,026,168
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,805,000	2,704,753
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	930,000	902,773
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	1,112,000	967,172
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	255,043
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	1,953,000	1,453,479
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	982,000	773,026
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	533,000	524,902
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	3,320,000	2,641,587
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	330,000	332,211
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	2,035,000	2,019,738
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.606%, 5/15/47	1,638,000	1,294,020
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,591,000	1,361,657
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,352,378
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	5,040,000	4,372,460
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,322,000	1,222,174
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	730,000	724,591
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	3,772,000	2,715,113
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	260,000	257,124
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	200,000	194,425
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	3,092,000	2,790,072
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	1,881,000	2,010,943
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	370,000	357,859
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	5,844,000	5,728,984
Morgan Stanley unsec. sub. notes Ser. MTN, 4.10%, 5/22/23	60,000	59,850
MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. bonds 3.50%, 3/15/31	495,000	346,504
NatWest Group PLC unsec. sub. notes 6.00%, 12/19/23 (United Kingdom)	360,000	361,334
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	4,305,000	4,162,540
Principal Life Global Funding II 144A company guaranty sr. unsub. notes 3.00%, 4/18/26	535,000	504,040
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	460,000	457,171
SITE Centers Corp. sr. unsec. unsub. notes 4.70%, 6/1/27	455,000	435,016
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	3,082,000	2,650,303
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	200,000	193,765
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	520,000	478,382
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	1,306,000	1,251,429
UBS Group AG 144A sr. unsec. unsub. notes 4.125%, 9/24/25 (Switzerland)	2,098,000	2,054,986
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	1,403,000	1,150,320
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)	617,000	608,994
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	3,095,000	2,473,380
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,400,000	1,355,658
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	1,071,000	989,545
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	1,567,000	1,444,578
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	390,000	374,353
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	1,048,000	912,222
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	1,271,000	915,070

		150,001,073
Health care (1.1%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	440,000	431,552
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	445,000	421,296
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	80,000	54,600
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	90,000	57,854
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	1,524,000	1,482,068
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	560,000	474,785
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	32,000	29,037
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	692,000	600,245
CVS Health Corp. sr. unsec. unsub. notes 4.30%, 3/25/28	445,000	437,465
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	420,000	411,449
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	2,156,000	1,935,062
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28	80,000	78,096
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	1,485,000	1,538,612
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	300,000	300,351
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	1,234,000	1,213,967
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	155,000	155,913
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	40,000	35,853
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	418,089
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,975,000	2,061,787
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	182,468
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	184,437
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	420,000	398,702
Universal Health Services, Inc. company guaranty sr. notes 2.65%, 10/15/30	495,000	417,331
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	2,227,000	2,175,604
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	1,504,000	1,273,320

		16,769,943
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	2,413,000	1,485,037
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	232,722
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	4,999,000	4,765,229
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,110,000	1,069,533
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,747,000	1,629,658
Broadcom, Inc. company guaranty sr. unsec. notes 4.75%, 4/15/29	425,000	419,498
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	2,698,000	2,668,506
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,374,000	2,179,007
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	180,000	156,600
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,922,000	1,678,472
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	798,000	766,339
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	240,000	239,225
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,685,000	1,288,355
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	183,272
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 5/1/23	340,000	338,237
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	812,000	631,129
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	3,216,000	2,545,362
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	1,190,000	1,046,753
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	430,660
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	230,000	219,295
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,591,000	1,450,993
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	2,377,000	1,639,585
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	2,175,000	1,553,625
salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	250,000	236,009
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	5,214,000	4,425,890
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	520,000	410,979
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	90,000	78,750
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	520,000	460,467
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	40,000	38,650
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	710,000	670,069

		34,937,906
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.45%, 1/29/26	507,000	494,808
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,468,000	1,432,689
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	194,292

		2,121,789
Utilities and power (1.6%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	130,000	117,200
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	2,051,000	1,695,677
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	260,000	234,131
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	944,000	803,586
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	210,000	207,356
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	466,000	405,172
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	90,000	82,372
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	1,583,000	1,512,677
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	260,000	258,042
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	230,000	205,532
Energy Transfer LP company guaranty sr. unsec. notes 4.95%, 6/15/28	435,000	432,522
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	3,674,000	3,505,085
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,593,000	1,330,442
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 3.125%, 7/31/29	455,000	415,480
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	2,831,000	2,509,194
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.95%, 2/15/27	270,000	264,602
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	3,314,000	3,064,474
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	2,420,000	2,411,490
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,378,000	1,334,359
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	90,000	70,056
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,393,000	1,400,857
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	1,200,000	1,001,831
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,147,000	1,060,333
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	820,000	792,555

		25,115,025

Total corporate bonds and notes (cost $438,022,020)		$400,320,875

COLLATERALIZED LOAN OBLIGATIONS (6.0%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	$250,000	$245,692
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	2,885,000	2,845,848
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34	250,000	246,401
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.915%, 4/22/34	250,000	246,318
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 5.71%, 11/2/30 (Cayman Islands)	1,200,000	1,192,483
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.872%, 4/15/31 (Cayman Islands)	3,418,000	3,387,426
Ares LXI CLO, Ltd. 144A FRB Ser. 21-61A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 5.958%, 10/20/34 (Cayman Islands)	1,900,000	1,877,751
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME TERM SOFR 3 Month + 1.44%), 6.098%, 4/15/35 (Cayman Islands)	2,890,000	2,832,469
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME TERM SOFR 3 Month + 2.21%), 6.39%, 10/20/35	400,000	398,472
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.065%, 11/22/34 (Cayman Islands)	4,714,000	4,598,865
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	250,000	245,878
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.862%, 7/15/31 (Cayman Islands)	2,500,000	2,469,000
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	4,363,000	4,310,740
CBAM CLO Management, Ltd. 144A FRB Ser. 18-5A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.812%, 4/17/31 (Cayman Islands)	250,000	246,875
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.785%, 7/27/30 (Cayman Islands)	6,045,837	5,981,866
CIFC Funding, Ltd. 144A FRB Ser. 21-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.766%, 10/24/30 (Cayman Islands)	937,000	927,240
Elmwood CLO 18, Ltd. 144A FRB Ser. 22-5A, Class A, (CME TERM SOFR 3 Month + 2.00%), 6.658%, 7/17/33 (Cayman Islands)	474,000	470,377
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.162%, 4/15/33 (Cayman Islands)	2,650,000	2,612,511
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.992%, 7/15/34 (Cayman Islands)	250,000	246,839
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	5,283,000	5,197,986
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	3,900,000	3,829,726
Madison Park Funding XVIII, Ltd. 144A FRB Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 5.755%, 10/21/30 (Cayman Islands)	5,594,628	5,536,740
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.112%, 4/15/32 (Cayman Islands)	2,076,000	2,044,754
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.082%, 1/15/35 (Cayman Islands)	250,000	244,465
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	1,777,000	1,749,616
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	520,000	512,144
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 5.996%, 1/24/33 (Cayman Islands)	2,144,000	2,118,236
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.606%, 5/15/32 (Cayman Islands)	2,362,000	2,281,886
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 5.952%, 10/15/34 (Cayman Islands)	1,439,000	1,415,186
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	250,000	246,237
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 5.873%, 8/13/31 (Jersey)	3,425,000	3,370,203
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 5.815%, 4/13/31 (Cayman Islands)	3,000,000	2,959,143
Sixth Street CLO XVI, Ltd. 144A FRB Ser. 20-16A, Class A1A, (ICE LIBOR USD 3 Month + 1.32%), 6.128%, 10/20/32 (Cayman Islands)	250,000	249,026
Sound Point CLO VIII-R, Ltd. 144A FRB Ser. 21-1RA, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.872%, 4/15/30 (Cayman Islands)	207,075	204,133
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.928%, 1/21/31 (Cayman Islands)	5,575,000	5,486,893
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 7/15/34 (Cayman Islands)	2,700,000	2,629,222
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.978%, 7/20/34 (Cayman Islands)	3,310,000	3,220,752
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.942%, 7/15/32 (Cayman Islands)	2,200,000	2,156,392
Voya CLO, Ltd. 144A FRB Ser. 18-4A, Class A1RA, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/14/31 (Cayman Islands)	346,838	342,871
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 7/17/31	2,750,000	2,698,600
Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.19%), 5.63%, 11/1/31 (Cayman Islands)	2,442,000	2,401,768
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.138%, 10/20/33	4,406,000	4,331,909
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.282%, 7/15/32	2,858,000	2,818,017

Total collateralized loan obligations (cost $93,174,885)		$93,428,956

ASSET-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$2,863,400	$2,827,607
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 7.756%, 11/25/55	5,905,000	5,742,613
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.506%, 11/25/55	4,963,000	4,482,373
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 6.228%, 3/30/25	150,000	150,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.55%, 6/15/23	5,450,000	5,450,000
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	733,706	701,207
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.77%, 5/29/23	9,167,000	9,167,000

Total asset-backed securities (cost $28,597,335)		$28,520,800

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
		Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$270,000	$210,938
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		288,000	254,193
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		530,000	470,375
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		200,000	180,902
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		200,000	176,044
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		780,000	754,650
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		420,000	357,184
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		460,000	424,254
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		750,000	750,524
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		290,000	242,513
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	175,500
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	345,345
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	310,000	297,454
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		$920,000	754,278
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		330,000	332,944

Total foreign government and agency bonds and notes (cost $6,291,156)			$5,727,098

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$972,573
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	865,865
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	875,820

Total municipal bonds and notes (cost $2,293,721)		$2,714,258

SENIOR LOANS (—%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.506%, 12/7/29	$20,000	$20,075

Total senior loans (cost $19,802)		$20,075

SHORT-TERM INVESTMENTS (24.5%)(a)
		Principal amount/shares	Value
ABN AMRO Funding USA, LLC commercial paper 4.367%, 2/13/23		$6,500,000	$6,489,365
Australia and New Zealand Banking Group, Ltd. commercial paper 4.444, 2/21/23 (Australia)		10,000,000	9,973,826
Interest in $385,600,000 joint tri-party repurchase agreement dated 1/31/2023 with Royal Bank of Canada due 2/1/2023 - maturity value of $64,965,759 for an effective yield of 4.300% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.000% to 6.500% and due dates ranging from 2/28/2023 to 12/20/2052, valued at $393,359,048)		64,958,000	64,958,000
Liberty Street Funding, LLC asset-backed commercial paper 4.408%, 2/7/23 (Canada)		10,000,000	9,991,308
Manhattan Asset Funding Co., LLC asset-backed commercial paper 4.379%, 2/9/23 (Japan)		10,000,000	9,988,805
Mizuho Bank, Ltd./New York, NY commercial paper 4.374%, 2/6/23		9,160,000	9,153,205
NRW.Bank commercial paper 4.444%, 2/21/23 (Germany)		10,000,000	9,974,182
Putnam Short Term Investment Fund Class P 4.58%(AFF)	Shares	170,097,316	170,097,316
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(P)	Shares	46,049,000	46,049,000
Svenska Handelsbanken AB commercial paper 4.422%, 2/16/23 (Sweden)		$2,950,000	2,944,128
TotalEnergies Capital Canada, Ltd. commercial paper 4.377%, 2/8/23 (Canada)		10,000,000	9,990,067
U.S. Treasury Bills 4.410%, 2/23/23(SEG)(SEGSF)(SEGCCS)		12,500,000	12,465,988
U.S. Treasury Bills 4.504%, 3/2/23(SEG)(SEGSF)(SEGCCS)		11,600,000	11,558,721
U.S. Treasury Bills 4.480%, 3/9/23(SEG)(SEGSF)(SEGCCS)		9,221,000	9,179,804

Total short-term investments (cost $382,825,667)			$382,813,715
TOTAL INVESTMENTS

Total investments (cost $3,285,613,438)			$3,188,308,456

	FORWARD CURRENCY CONTRACTS at 1/31/23 (aggregate face value $364,700) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Euro	Sell	3/15/23	$376,380	$364,700	$(11,680)

	Unrealized appreciation						—

	Unrealized (depreciation)						(11,680)

	Total						$(11,680)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	298	$38,702,750	$38,702,750	Mar-23	$1,066,221
U.S. Treasury Bond Ultra 30 yr (Long)	864	122,472,000	122,472,000	Mar-23	5,486,219
U.S. Treasury Note 2 yr (Long)	618	127,090,735	127,090,735	Mar-23	483,555
U.S. Treasury Note 5 yr (Long)	1,878	205,156,829	205,156,829	Mar-23	1,988,607
U.S. Treasury Note 10 yr (Long)	1,043	119,439,797	119,439,797	Mar-23	1,572,578
U.S. Treasury Note Ultra 10 yr (Long)	653	79,145,641	79,145,641	Mar-23	1,363,707

Unrealized appreciation					11,960,887

Unrealized (depreciation)					—

Total					$11,960,887

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$144,600,800	$(1,662,909)	$2,540,636
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	144,600,800	(1,662,909)	(1,140,900)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	123,169,700	1,690,504	1,481,731
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	920,820
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	731,637
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	61,584,900	(2,974,551)	(2,369,171)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	41,450,200	(2,155,410)	(180,723)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	41,450,200	(2,113,960)	(367,249)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	40,206,700	(2,030,438)	(133,888)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	40,206,700	(2,030,438)	(324,066)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	267,940
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	243,096
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	1,335,344
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	(2,221,120)
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	33,520,700	(2,664,896)	36,538
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	33,520,700	(2,664,896)	(433,423)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	30,792,400	480,361	420,932
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	21,554,700	(1,060,183)	(840,849)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	2,656,807
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	19,218,800	(2,503,249)	(1,666,462)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	16,558,800	(2,458,982)	15,731
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	16,558,800	(2,458,982)	(634,699)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	10,940,800	(1,617,050)	(69,255)
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	10,940,800	(1,617,050)	(334,351)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	41,997,900	(3,416,529)	(117,174)
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	41,997,900	(3,416,529)	(177,231)
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	2,206,612
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	41,524,500	(5,030,693)	(2,050,895)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	147,213,700	(4,799,167)	5,627,980
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	147,213,700	(4,799,167)	(2,853,002)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	1,716,506
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	126,213,700	(1,682,429)	(826,700)
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703	85,436,600	(952,367)	(146,951)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643	85,436,600	(952,367)	(256,310)
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	49,507,100	(566,856)	(67,330)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	49,507,100	(566,856)	(134,659)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	41,044,100	(496,634)	(155,968)
(1.84)/US SOFR/Jan-42 (Purchased)	Jan-32/1.84	38,370,100	(5,732,493)	(242,115)
1.84/US SOFR/Jan-42 (Purchased)	Jan-32/1.84	38,370,100	(1,592,359)	(324,995)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887	29,902,800	513,876	116,322
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25	29,902,800	389,490	97,184
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947	29,902,800	513,876	85,522
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311	29,902,800	389,490	64,590
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	292,810
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	27,212,800	(2,349,825)	(334,445)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	917,839
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	(772,796)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	18,266,500	(1,350,351)	2,928,485
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	18,266,500	(1,350,351)	(1,344,414)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	15,753,700	(1,188,617)	2,536,503
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	15,753,700	(1,188,617)	(1,183,418)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	568,370
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	15,357,200	(2,265,187)	(585,109)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	267,959
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	7,183,900	(523,347)	(200,574)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	7,042,000	(527,094)	1,102,425
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	7,042,000	(527,094)	(524,840)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(14,654)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(453,309)
Goldman Sachs International
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	58,363,700	(1,275,247)	2,367,232
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	58,363,700	(1,275,247)	(1,273,496)
2.41/US SOFR/May-57 (Purchased)	May-27/2.41	27,456,100	(3,124,504)	(520,842)
(2.41)/US SOFR/May-57 (Purchased)	May-27/2.41	27,456,100	(4,898,168)	(602,112)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	868
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(357,188)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	1,102,022
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	(2,447,892)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	3,330,551
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	56,013,300	(3,831,310)	(1,824,353)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	2,462,585
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	40,009,500	(2,744,652)	(1,339,118)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	29,559,000	(1,908,033)	15,075
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187	29,559,000	(1,908,033)	(463,781)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	21,881,900	(1,843,550)	(61,488)
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	21,881,900	(1,843,550)	(191,467)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	331,660
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	(561,293)
Morgan Stanley & Co. International PLC
2.1175/US SOFR/Oct-57 (Purchased)	Oct-27/2.1175	50,000,000	(3,365,000)	249,500
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(24,176)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(393,267)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(51,018)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(78,243)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	2,046,966
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	30,040,600	(1,571,123)	(1,030,993)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	122,143
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	3,001,800	(209,376)	(79,578)

Unrealized appreciation				41,208,921

Unrealized (depreciation)				(34,783,350)

Total				$6,425,571

TBA SALE COMMITMENTS OUTSTANDING at 1/31/23 (proceeds receivable $485,874,648) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 2/1/53	$77,000,000	2/13/23	$79,111,486
Uniform Mortgage-Backed Securities, 5.50%, 2/1/53	81,000,000	2/13/23	82,290,978
Uniform Mortgage-Backed Securities, 5.00%, 2/1/53	271,000,000	2/13/23	272,079,772
Uniform Mortgage-Backed Securities, 4.50%, 2/1/53	2,000,000	2/13/23	1,975,469
Uniform Mortgage-Backed Securities, 3.50%, 2/1/53	25,000,000	2/13/23	23,462,890
Uniform Mortgage-Backed Securities, 3.00%, 2/1/53	32,000,000	2/13/23	29,044,986

Total			$487,965,581

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$800,000,000	$4,504,000	$18,605,714	9/21/27	3.30% — Annually	US SOFR — Annually	$23,744,521
600,000,000	10,080,000	2,818,653	9/21/24	3.40% — Annually	US SOFR — Annually	13,455,521

Upfront premium received		21,424,367		Unrealized appreciation		37,200,042

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$21,424,367			Total	$37,200,042

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$32,836,200	$5,232,777		$1,375,403	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(3,919,722)
		9,000,000	3,048,480		(802,207)	3/1/52	1.465% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	2,265,124
		149,706,000	5,458,281		7,233	12/23/23	0.695% — Annually	US SOFR — Annually	6,067,481
		11,819,000	1,046,454		1,016	12/23/26	1.085% — Annually	US SOFR — Annually	1,089,873
		10,552,000	1,547,556		(2,745)	12/23/31	US SOFR — Annually	1.285% — Annually	(1,585,814)
		100,453,000	29,307,163		(178,865)	12/23/51	US SOFR — Annually	1.437% — Annually	(29,807,131)
		60,378,000	2,200,174		(6,144)	12/24/23	0.697% — Annually	US SOFR — Annually	2,406,311
		30,500,000	2,689,490		(4,083)	12/24/26	1.096% — Annually	US SOFR — Annually	2,780,809
		89,191,000	13,083,428		(39,816)	12/24/31	1.285% — Annually	US SOFR — Annually	13,306,207
		60,760,000	17,749,819		(32,837)	12/24/51	1.435% — Annually	US SOFR — Annually	17,887,010
		10,724,000	2,949,100		(1,748)	12/31/51	1.525% — Annually	US SOFR — Annually	2,974,760
		25,659,000	2,233,359		(3,404)	12/31/26	US SOFR — Annually	1.135% — Annually	(2,311,514)
		5,755,500	356,150	(E)	(128)	1/15/47	1.724% — Annually	US SOFR — Annually	356,022
		9,319,000	2,290,983		(318)	1/21/52	1.679% — Annually	US SOFR — Annually	2,296,784
		28,734,000	7,353,605		(980)	1/19/52	US SOFR — Annually	1.626% — Annually	(7,382,408)
		15,082,000	3,778,644		(514)	2/1/52	1.6545% — Annually	US SOFR — Annually	3,796,592
		10,573,700	855,201	(E)	(361)	2/13/57	1.68% — Annually	US SOFR — Annually	854,840
		36,345,700	7,685,298		(1,239)	2/24/52	US SOFR — Annually	1.86% — Annually	(7,697,937)
		5,893,000	1,350,263		(201)	2/29/52	1.7674% — Annually	US SOFR — Annually	1,361,860
		14,992,000	1,691,547		(199)	2/29/32	US SOFR — Annually	1.75% — Annually	(1,714,437)
		28,705,000	1,980,932		(232)	2/28/27	1.675% — Annually	US SOFR — Annually	2,108,130
		34,930,000	1,212,071		(132)	2/29/24	US SOFR — Annually	1.47709% — Annually	(1,431,335)
		7,804,700	921,111		(103)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(917,449)
		42,663,100	5,502,687		(566)	3/9/32	1.5475% — Annually	US SOFR — Annually	5,691,713
		44,234,900	5,726,208		(587)	3/9/32	1.5415% — Annually	US SOFR — Annually	5,930,115
		23,320,000	2,663,844		(309)	3/11/32	1.737% — Annually	US SOFR — Annually	2,724,776
		262,368,000	6,939,634		(989)	4/7/24	2.45% — Annually	US SOFR — Annually	6,837,947
		73,776,000	2,931,120		(597)	4/7/27	US SOFR — Annually	2.465% — Annually	(2,894,703)
		9,862,000	673,180		(131)	4/7/23	US SOFR — Annually	2.3305% — Annually	(664,088)
		16,169,000	2,676,778		(551)	4/7/52	US SOFR — Annually	2.1005% — Annually	(2,690,812)
		19,619,000	2,350,160		(669)	4/14/52	US SOFR — Annually	2.3395% — Annually	(2,306,735)
		3,831,000	211,778		(51)	4/14/32	US SOFR — Annually	2.4965% — Annually	(198,624)
		15,844,000	619,342		(128)	4/14/27	2.483% — Annually	US SOFR — Annually	582,654
		31,791,000	866,941		(120)	4/14/24	2.405% — Annually	US SOFR — Annually	879,750
		59,312,200	1,859,437		(560)	5/2/27	US SOFR — Annually	2.685% — Annually	(1,820,179)
		73,266,300	1,948,151		(276)	5/25/24	2.5945% — Annually	US SOFR — Annually	2,037,273
		17,669,000	1,566,534		(603)	5/25/52	US SOFR — Annually	2.501% — Annually	(1,570,368)
		3,660,800	201,307	(E)	(125)	5/28/57	2.40% — Annually	US SOFR — Annually	201,183
		57,507,000	2,023,671		(763)	6/7/32	US SOFR — Annually	2.7565% — Annually	(1,944,008)
		14,553,000	951,330		(496)	6/7/52	US SOFR — Annually	2.622% — Annually	(956,319)
		170,074,100	5,054,602		(2,255)	6/8/32	US SOFR — Annually	2.825% — Annually	(5,018,929)
		14,414,200	2,579,133		(1,809,179)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	811,469
		53,045,000	1,269,367		(200)	6/10/24	US SOFR — Annually	2.833% — Annually	(1,216,933)
		44,246,000	1,184,465		(358)	6/10/27	2.8025% — Annually	US SOFR — Annually	1,150,014
		353,160,000	6,155,579		(1,331)	6/15/24	US SOFR — Annually	3.3385% — Annually	(5,273,974)
		177,215,500	2,029,117		(1,434)	6/15/27	3.185% — Annually	US SOFR — Annually	1,759,177
		63,839,800	1,820,711		(904)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	1,819,807
		48,439,000	1,849,401		(642)	7/15/32	US SOFR — Annually	2.723% — Annually	(1,913,449)
		42,331,800	3,069,902		(1,444)	8/22/52	2.5823% — Annually	US SOFR — Annually	3,195,988
		36,155,100	1,978,046		(512)	1/31/33	2.545% — Annually	US SOFR — Annually	1,974,978
		36,155,100	1,962,499		(512)	1/31/33	2.55% — Annually	US SOFR — Annually	1,959,426
		34,053,000	2,006,062		(482)	2/1/33	2.495% — Annually	US SOFR — Annually	2,005,580
		65,748,000	4,094,785		(872)	8/2/32	US SOFR — Annually	2.4275% — Annually	(4,359,174)
		33,296,300	2,208,544		(471)	2/1/33	2.4075% — Annually	US SOFR — Annually	2,208,072
		6,886,700	219,410	(E)	(135)	4/1/42	US SOFR — Annually	2.63% — Annually	(219,545)
		10,807,500	476,503	(E)	(163)	3/24/35	US SOFR — Annually	2.39% — Annually	(476,665)
		9,879,100	738,562		(291)	8/10/42	2.645% — Annually	US SOFR — Annually	772,554
		16,744,200	1,348,578		(37,331)	8/10/42	US SOFR — Annually	2.605% — Annually	(1,443,135)
		6,865,200	566,379		(203)	8/10/42	2.5915% — Annually	US SOFR — Annually	590,407
		109,421,000	2,703,793	(E)	(1,029)	2/6/29	2.40% — Annually	US SOFR — Annually	2,702,764
		55,227,000	2,616,655		(729)	8/16/32	US SOFR — Annually	2.613% — Annually	(2,809,576)
		8,532,300	164,844	(E)	(189)	1/15/47	2.49% — Annually	US SOFR — Annually	164,655
		43,608,000	690,751	(E)	(850)	11/29/38	US SOFR — Annually	2.87% — Annually	(691,601)
		1,325,000	38,200		(17)	8/25/32	US SOFR — Annually	2.8415% — Annually	(41,582)
		16,057,000	200,873	(E)	(241)	2/21/35	2.785% — Annually	US SOFR — Annually	200,632
		43,599,700	725,499		(164)	9/6/24	US SOFR — Annually	3.413% — Annually	(744,028)
		42,467,300	47,563	(E)	(236)	1/15/27	US SOFR — Annually	2.73% — Annually	(47,799)
		22,459,600	278,724		(296)	9/13/32	3.043% — Annually	US SOFR — Annually	322,636
		11,830,800	67,436	(E)	(231)	1/15/41	3.0500% — Annually	US SOFR — Annually	67,205
		4,343,700	41,482	(E)	(85)	1/15/42	2.9825% — Annually	US SOFR — Annually	41,398
		10,500,000	27,510	(E)	(148)	2/28/34	US SOFR — Annually	3.014% — Annually	27,362
		16,940,000	167,028		(576)	9/26/52	2.905% — Annually	US SOFR — Annually	211,436
		88,089,000	127,729		(828)	9/26/27	US SOFR — Annually	3.465% — Annually	68,380
		4,953,000	18,574		(65)	9/19/32	3.24% — Annually	US SOFR — Annually	(11,659)
		4,138,000	39,435	(E)	(141)	2/13/57	2.40% — Annually	US SOFR — Annually	39,294
		84,786,000	928,407		(1,119)	9/23/32	3.3275% — Annually	US SOFR — Annually	(822,904)
		4,541,000	95,179		(60)	9/26/32	US SOFR — Annually	3.449% — Annually	91,844
		11,121,598	43,597		(378)	9/28/52	2.976% — Annually	US SOFR — Annually	(16,346)
		2,445,000	74,866		(83)	9/29/52	3.114% — Annually	US SOFR — Annually	(70,664)
		14,158,000	348,428		(187)	9/30/32	3.493% — Annually	US SOFR — Annually	(336,315)
		6,394,000	153,328		(189)	10/3/42	US SOFR — Annually	3.3245% — Annually	145,314
		26,238,000	576,186		(346)	10/4/32	US SOFR — Annually	3.4605% — Annually	555,399
		6,890,000	158,401		(91)	10/4/23	US SOFR — Annually	3.473% — Annually	153,229
		8,208,800	232,555	(E)	(116)	10/3/33	3.394% — Annually	US SOFR — Annually	(232,671)
		59,165,000	811,744		(476)	10/4/27	3.75% — Annually	US SOFR — Annually	(823,221)
		9,986,409	230,486		(132)	10/5/32	3.474% — Annually	US SOFR — Annually	(222,324)
		4,750,000	37,430	(E)	(71)	10/21/36	US SOFR — Annually	3.116% — Annually	37,359
		2,850,000	35,910		(40)	1/11/33	US SOFR — Annually	3.34% — Annually	34,939
		10,090,000	125,822		(142)	1/31/33	US SOFR — Annually	3.337% — Annually	126,615
		10,090,000	122,392		(142)	1/31/33	US SOFR — Annually	3.333% — Annually	122,343
		45,473,000	608,883	(E)	(641)	8/23/33	US SOFR — Annually	3.237% — Annually	608,242
		9,417,000	108,578		(133)	2/1/33	US SOFR — Annually	3.3255% — Annually	108,445
		43,724,000	559,667	(E)	(617)	9/1/33	US SOFR — Annually	3.225% — Annually	559,051
		20,060,000	257,570		(283)	11/14/32	3.347% — Annually	US SOFR — Annually	(231,682)
		11,680,000	44,734		(397)	2/3/53	2.9275% — Annually	US SOFR — Annually	44,337
		7,904,000	79,435		(111)	2/1/33	US SOFR — Annually	3.308% — Annually	79,324
		30,282,000	318,567	(E)	(1,030)	12/2/55	2.81% — Annually	US SOFR — Annually	(319,596)
		4,148,000	104,861		(55)	10/7/32	3.5005% — Annually	US SOFR — Annually	(103,154)
		37,041,000	159,647		(139)	10/7/24	US SOFR — Annually	4.1755% — Annually	(94,259)
		248,665,000	6,276,305		(97,760)	10/7/32	3.50% — Annually	US SOFR — Annually	(6,140,551)
		8,296,000	216,194		(7,944)	10/7/32	US SOFR — Annually	3.51% — Annually	200,728
		111,313,000	2,039,254		74,548	10/7/52	US SOFR — Annually	3.05% — Annually	1,846,476
		5,000,000	96,950		(170)	10/12/52	US SOFR — Annually	3.055% — Annually	85,724
		92,799,000	524,314	(E)	(640)	4/8/28	3.44% — Annually	US SOFR — Annually	(524,955)
		252,187,000	1,066,751	(E)	(946)	1/31/25	US SOFR — Annually	4.035% — Annually	1,065,805
		9,144,800	361,037		(129)	1/17/33	3.6575% — Annually	US SOFR — Annually	(359,643)
		2,000,000	72,940	(E)	(68)	1/16/55	2.97% — Annually	US SOFR — Annually	(73,008)
		190,247,000	1,337,436	(E)	(1,056)	1/16/26	US SOFR — Annually	3.605% — Annually	1,336,381
		15,796,000	925,962		(537)	10/20/52	US SOFR — Annually	3.2571% — Annually	903,849
		3,416,000	253,467		(116)	10/20/52	US SOFR — Annually	3.3375% — Annually	249,479
		6,640,400	444,774	(E)	(226)	1/24/55	3.135% — Annually	US SOFR — Annually	(445,000)
		36,263,000	1,080,637	(E)	(341)	4/13/28	3.965% — Annually	US SOFR — Annually	(1,080,978)
		11,992,500	584,514	(E)	(180)	4/4/35	3.5575% — Annually	US SOFR — Annually	(584,694)
		23,985,100	717,394	(E)	(269)	5/8/30	US SOFR — Annually	3.52% — Annually	717,126
		32,836,600	257,439	(E)	(286)	4/4/32	3.515% — Annually	US SOFR — Annually	(257,725)
		1,794,600	101,449	(E)	(25)	11/24/33	US SOFR — Annually	3.708% — Annually	101,423
		3,182,300	156,315	(E)	(48)	2/19/36	US SOFR — Annually	3.6145% — Annually	156,267
		2,358,700	115,364	(E)	(35)	3/3/36	US SOFR — Annually	3.614% — Annually	115,329
		24,310,861	2,360,828		(827)	10/24/52	US SOFR — Annually	3.4555% — Annually	2,335,538
		165,097,300	1,484,225	(E)	(619)	6/26/25	US SOFR — Annually	4.31% — Annually	1,483,606
		11,440,000	1,249,477		(389)	10/27/32	3.5176% — Annually	US SOFR — Annually	(1,241,822)
		35,701,000	2,214,890	(E)	(503)	12/4/33	US SOFR — Annually	3.77% — Annually	2,214,387
		16,788,000	496,421	(E)	(188)	3/24/32	US SOFR — Annually	3.64% — Annually	496,233
		17,000,000	1,193,740	(E)	(578)	10/28/57	3.1175% — Annually	US SOFR — Annually	(1,194,318)
		62,453,000	414,688		(234)	11/9/24	US SOFR — Annually	4.7655% — Annually	555,485
		11,196,700	265,922		(148)	11/25/32	3.477% — Annually	US SOFR — Annually	(258,242)
		116,140,000	46,456		(436)	12/5/24	4.3515% — Annually	US SOFR — Annually	(116,121)
		29,000,000	109,040		(383)	12/9/32	3.147% — Annually	US SOFR — Annually	139,303
		4,415,900	175,929	(E)	(150)	12/10/57	2.47% — Annually	US SOFR — Annually	175,779
		2,735,200	67,833	(E)	(93)	12/13/57	2.558% — Annually	US SOFR — Annually	67,740
		279,982,000	100,794	(E)	(907,865)	3/15/25	4.10% — Annually	US SOFR — Annually	(807,071)
		5,322,000	1,916	(E)	17,611	3/15/25	US SOFR — Annually	4.10% — Annually	15,695
		331,558,000	5,424,289	(E)	(1,294,601)	3/15/28	US SOFR — Annually	3.70% — Annually	4,129,687
		6,156,000	100,712	(E)	59,373	3/15/28	3.70% — Annually	US SOFR — Annually	(41,339)
		373,366,000	4,133,162	(E)	(5,226,388)	3/15/33	3.30% — Annually	US SOFR — Annually	(9,359,551)
		46,360,000	316,175	(E)	2,266,091	3/15/53	US SOFR — Annually	2.90% — Annually	1,949,915
		19,681,000	458,370		(260)	12/29/32	3.468% — Annually	US SOFR — Annually	(442,942)
		36,400,000	924,560		(480)	12/29/32	US SOFR — Annually	3.493% — Annually	895,924
		8,072,000	380,756		(274)	12/29/52	US SOFR — Annually	3.1925% — Annually	371,947
		1,261,000	35,258		(17)	12/29/32	3.5235% — Annually	US SOFR — Annually	(34,335)
		7,248,000	420,167		(246)	12/30/52	3.248% — Annually	US SOFR — Annually	(413,344)
		177,792,000	579,602		(667)	1/4/25	4.446% — Annually	US SOFR — Annually	(598,892)
		99,045,000	1,589,672		(797)	1/4/28	US SOFR — Annually	3.7525% — Annually	1,545,826
		656,000	31,908		(22)	1/4/53	US SOFR — Annually	3.1995% — Annually	31,318
		1,361,000	27,656		(18)	1/5/33	US SOFR — Annually	3.432% — Annually	26,740
		1,364,000	30,649		(18)	1/5/33	3.4575% — Annually	US SOFR — Annually	(29,794)
		13,634,000	164,971		(180)	1/6/33	3.3345% — Annually	US SOFR — Annually	(155,535)
		2,348,000	28,317		(31)	1/6/33	US SOFR — Annually	3.334% — Annually	26,629
		3,704,000	27,854		(30)	1/6/28	3.5615% — Annually	US SOFR — Annually	(25,879)
		20,359,000	44,586		(77)	1/6/25	4.3875% — Annually	US SOFR — Annually	(45,756)
		10,784,000	179,122		(142)	1/6/33	3.388% — Annually	US SOFR — Annually	(172,054)
		631,000	2,612		(2)	1/9/25	4.487% — Annually	US SOFR — Annually	(2,687)
		17,276,000	285,227		(228)	1/9/33	3.3865% — Annually	US SOFR — Annually	(275,279)
		2,569,000	33,911		(21)	1/10/28	3.686% — Annually	US SOFR — Annually	(32,948)
		6,419,500	6,034		(219)	1/10/53	US SOFR — Annually	2.9445% — Annually	(11,603)
		6,419,500	7,960		(219)	1/10/53	US SOFR — Annually	2.943% — Annually	(13,535)
		8,152,000	39,456		(278)	1/11/53	US SOFR — Annually	2.974% — Annually	32,820
		1,072,000	579		(4)	1/12/25	US SOFR — Annually	4.2845% — Annually	559
		13,104,000	90,024		(173)	1/12/33	3.272% — Annually	US SOFR — Annually	(82,629)
		22,010,000	5,062		(177)	1/13/28	US SOFR — Annually	3.3965% — Annually	(5,728)
		999,000	3,776		(34)	1/17/53	US SOFR — Annually	2.9295% — Annually	(4,385)
		27,376,000	46,539		(103)	1/17/25	US SOFR — Annually	4.1565% — Annually	(48,386)
		8,475,000	40,850		(112)	1/17/33	US SOFR — Annually	3.1335% — Annually	(45,114)
		7,042,500	86,975		(239)	1/17/53	US SOFR — Annually	2.8855% — Annually	(91,393)
		7,042,500	89,017		(239)	1/17/53	US SOFR — Annually	2.884% — Annually	(93,439)
		28,031,000	19,341		(953)	1/18/53	US SOFR — Annually	2.9451% — Annually	(35,153)
		50,717,300	62,889		(477)	1/24/28	US SOFR — Annually	3.36% — Annually	(55,806)
		2,133,000	2,773		(28)	1/19/33	US SOFR — Annually	3.175% — Annually	(3,671)
		236,429,000	248,250		(3,121)	1/19/33	3.178% — Annually	US SOFR — Annually	341,298
		17,388,000	16,692		(65)	1/19/25	US SOFR — Annually	4.19% — Annually	(17,476)
		2,896,000	405		(37)	1/19/33	US SOFR — Annually	3.192% — Annually	(796)
		22,022,000	16,957		(291)	1/19/33	3.1995% — Annually	US SOFR — Annually	(8,462)
		193,293,000	1,813,088		(2,551)	1/20/33	US SOFR — Annually	3.0795% — Annually	(1,894,820)
		87,435,000	669,752		(703)	1/20/28	US SOFR — Annually	3.2195% — Annually	(702,192)
		2,189,000	17,162		(18)	1/20/28	US SOFR — Annually	3.2155% — Annually	(17,977)
		5,330,000	57,617		(181)	1/23/53	2.893% — Annually	US SOFR — Annually	59,319
		8,094,000	52,044		(275)	1/23/53	US SOFR — Annually	2.9155% — Annually	(55,134)
		3,416,000	9,975		(13)	1/23/25	4.082% — Annually	US SOFR — Annually	10,153
		3,119,000	23,673		(25)	1/23/28	US SOFR — Annually	3.22% — Annually	(24,545)
		897,000	4,359		(31)	1/24/53	2.9235% — Annually	US SOFR — Annually	4,604
		45,662,000	89,954		(603)	1/24/33	3.167% — Annually	US SOFR — Annually	100,915
		7,473,000	13,451		(99)	1/24/33	US SOFR — Annually	3.169% — Annually	(15,439)
		9,048,000	42,435		(308)	1/24/53	2.9725% — Annually	US SOFR — Annually	(40,060)
		1,116,000	12,343		(38)	1/25/53	3.005% — Annually	US SOFR — Annually	(12,099)
		7,889,000	71,159		(268)	1/26/53	2.9945% — Annually	US SOFR — Annually	(69,707)
		17,984,000	106,106		(237)	1/27/33	US SOFR — Annually	3.1205% — Annually	(109,291)
		1,840,000	7,746		(24)	1/27/33	US SOFR — Annually	3.1405% — Annually	(8,067)
		22,391,000	10,076		(295)	1/30/33	3.19529% — Annually	US SOFR — Annually	(8,997)
		26,227,000	55,601		(212)	1/31/28	3.4315% — Annually	US SOFR — Annually	(55,174)

	Total				$(6,714,362)				$5,386,587
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$7,988,344	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(827,935)
6,989,566	6,692,989	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(278,097)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(1,106,032)

	Total	$—			Total	$(1,106,032)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$13,534	$122,471	$29,944	5/11/63	300 bp — Monthly	$(16,339)
	CMBX NA BBB-.6 Index	BB/P	26,395	270,921	66,240	5/11/63	300 bp — Monthly	(39,687)
	CMBX NA BBB-.6 Index	BB/P	54,079	541,842	132,480	5/11/63	300 bp — Monthly	(78,085)
	CMBX NA BBB-.6 Index	BB/P	51,528	559,161	136,715	5/11/63	300 bp — Monthly	(84,861)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	14,357	41,341	6,032	5/11/63	200 bp — Monthly	8,341
	CMBX NA A.6 Index	A/P	20,134	75,570	11,026	5/11/63	200 bp — Monthly	9,138
	CMBX NA A.6 Index	A/P	29,025	80,016	11,674	5/11/63	200 bp — Monthly	17,382
	CMBX NA A.6 Index	A/P	40,068	151,585	22,116	5/11/63	200 bp — Monthly	18,010
	CMBX NA A.6 Index	A/P	56,648	221,377	32,299	5/11/63	200 bp — Monthly	24,435
	CMBX NA A.6 Index	A/P	106,721	397,411	57,982	5/11/63	200 bp — Monthly	48,894
	CMBX NA A.6 Index	A/P	562,500	2,222,657	324,286	5/11/63	200 bp — Monthly	239,079
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	457,539	11/18/54	500 bp — Monthly	779,110
	CMBX NA BB.13 Index	BB-/P	57,085	571,000	146,975	12/16/72	500 bp — Monthly	(89,335)
	CMBX NA BB.13 Index	BB-/P	249,052	2,639,000	679,279	12/16/72	500 bp — Monthly	(427,661)
	CMBX NA BB.14 Index	BB/P	248,226	2,264,000	521,399	12/16/72	500 bp — Monthly	(270,973)
	CMBX NA BB.6 Index	B/P	624,884	2,628,887	971,111	5/11/63	500 bp — Monthly	(343,671)
	CMBX NA BB.7 Index	B-/P	132,687	2,600,000	849,160	1/17/47	500 bp — Monthly	(713,945)
	CMBX NA BB.9 Index	B/P	7,533	37,000	11,289	9/17/58	500 bp — Monthly	(3,720)
	CMBX NA BB.9 Index	B/P	516,275	2,528,000	771,293	9/17/58	500 bp — Monthly	(252,560)
	CMBX NA BBB-.10 Index	BB+/P	196,421	1,583,000	285,257	11/17/59	300 bp — Monthly	(87,912)
	CMBX NA BBB-.10 Index	BB+/P	288,987	2,649,000	477,350	11/17/59	300 bp — Monthly	(186,818)
	CMBX NA BBB-.12 Index	BBB-/P	13,304	319,000	56,718	8/17/61	300 bp — Monthly	(43,228)
	CMBX NA BBB-.15 Index	BBB-/P	38,962	373,000	65,723	11/18/64	300 bp — Monthly	(26,543)
	CMBX NA BBB-.15Index	BBB-/P	171,957	1,012,000	178,314	11/18/64	300 bp — Monthly	(5,767)
	CMBX NA BBB-.8 Index	BB/P	5,490	36,000	5,771	10/17/57	300 bp — Monthly	(260)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	11,938	287,000	16,330	1/17/47	200 bp — Monthly	(4,280)
	CMBX NA A.7 Index	BBB+/P	102,321	2,780,000	158,182	1/17/47	200 bp — Monthly	(54,780)
	CMBX NA BB.7 Index	B-/P	97,913	732,000	239,071	1/17/47	500 bp — Monthly	(140,447)
	CMBX NA BBB-.7 Index	BB-/P	143,564	2,186,000	412,498	1/17/47	300 bp — Monthly	(267,659)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	34,920	607,000	48,742	12/16/72	200 bp — Monthly	(13,586)
	CMBX NA BB.13 Index	BB-/P	5,770	60,000	15,444	12/16/72	500 bp — Monthly	(9,616)
	CMBX NA BBB-.11 Index	BBB-/P	254	4,000	586	11/18/54	300 bp — Monthly	(329)
	CMBX NA BBB-.11 Index	BBB-/P	318	5,000	732	11/18/54	300 bp — Monthly	(412)
	CMBX NA BBB-.14 Index	BBB-/P	23,093	152,000	26,478	12/16/72	300 bp — Monthly	(3,297)
	CMBX NA BBB-.14 Index	BBB-/P	20,232	365,000	63,583	12/16/72	300 bp — Monthly	(43,138)
	CMBX NA BBB-.14 Index	BBB-/P	22,534	506,000	88,145	12/16/72	300 bp — Monthly	(65,316)
	CMBX NA BBB-.14 Index	BBB-/P	35,449	935,500	162,964	12/16/72	300 bp — Monthly	(126,969)
	CMBX NA BBB-.14 Index	BBB-/P	33,817	1,174,000	204,511	12/16/72	300 bp — Monthly	(170,009)
	CMBX NA BBB-.15 Index	BBB-/P	33,612	324,000	57,089	11/18/64	300 bp — Monthly	(23,287)
	CMBX NA BBB-.15 Index	BBB-/P	95,718	1,075,000	189,415	11/18/64	300 bp — Monthly	(93,070)
	CMBX NA BBB-.15 Index	BBB-/P	200,486	2,169,000	382,178	11/18/64	300 bp — Monthly	(180,427)
	CMBX NA BBB-.7 Index	BB-/P	7,806	112,000	21,134	1/17/47	300 bp — Monthly	(13,263)
	CMBX NA BBB-.7 Index	BB-/P	49,185	605,000	114,164	1/17/47	300 bp — Monthly	(64,625)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(9,723)	1,469,000	117,961	12/16/72	200 bp — Monthly	(127,112)
	CMBX NA A.15 Index	A-/P	714	39,000	3,315	11/18/64	200 bp — Monthly	(2,586)
	CMBX NA A.6 Index	A/P	696,064	3,959,441	577,682	5/11/63	200 bp — Monthly	119,922
	CMBX NA BB.8 Index	B-/P	684,367	1,921,031	685,616	10/17/57	500 bp — Monthly	619
	CMBX NA BBB-.13 Index	BBB-/P	1,476,970	11,174,000	2,224,743	12/16/72	300 bp — Monthly	(741,255)
	CMBX NA BBB-.7 Index	BB-/P	115,034	490,000	92,463	1/17/47	300 bp — Monthly	22,857
	CMBX NA BBB-.8 Index	BB/P	177,457	1,138,000	182,421	10/17/57	300 bp — Monthly	(4,301)
	Merrill Lynch International
	CMBX NA A.15 Index	A-/P	700	43,000	3,655	11/18/64	200 bp — Monthly	(2,939)
	CMBX NA A.15 Index	A-/P	1,160	87,000	7,395	11/18/64	200 bp — Monthly	(6,201)
	CMBX NA A.15 Index	A-/P	1,543	130,000	11,050	11/18/64	200 bp — Monthly	(9,457)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(27,434)	4,574,000	364,090	12/16/72	200 bp — Monthly	(389,745)
	CMBX NA A.14 Index	A-/P	(415)	33,000	2,650	12/16/72	200 bp — Monthly	(3,052)
	CMBX NA A.14 Index	A-/P	5,871	209,000	16,783	12/16/72	200 bp — Monthly	(10,830)
	CMBX NA A.14 Index	A-/P	5,241	410,000	32,923	12/16/72	200 bp — Monthly	(27,522)
	CMBX NA A.14 Index	A-/P	(6,967)	626,000	50,268	12/16/72	200 bp — Monthly	(56,991)
	CMBX NA A.15 Index	A-/P	7,085	346,000	29,410	11/18/64	200 bp — Monthly	(22,190)
	CMBX NA A.6 Index	A/P	4,769	31,117	4,540	5/11/63	200 bp — Monthly	241
	CMBX NA A.6 Index	A/P	39,680	113,800	16,603	5/11/63	200 bp — Monthly	23,121
	CMBX NA A.6 Index	A/P	302,904	1,517,186	221,357	5/11/63	200 bp — Monthly	82,136
	CMBX NA BB.11 Index	BB-/P	21,160	250,000	52,350	11/18/54	500 bp — Monthly	(30,947)
	CMBX NA BB.13 Index	BB-/P	60,778	658,000	169,369	12/16/72	500 bp — Monthly	(107,951)
	CMBX NA BB.13 Index	BB-/P	138,137	1,516,000	390,218	12/16/72	500 bp — Monthly	(250,607)
	CMBX NA BB.13 Index	BB-/P	143,825	1,524,000	392,278	12/16/72	500 bp — Monthly	(246,971)
	CMBX NA BB.14 Index	BB/P	10,033	82,000	18,885	12/16/72	500 bp — Monthly	(8,772)
	CMBX NA BB.8 Index	B-/P	191,058	536,304	191,407	10/17/57	500 bp — Monthly	173
	CMBX NA BBB-.13 Index	BBB-/P	46,856	715,000	142,357	12/16/72	300 bp — Monthly	(95,083)
	CMBX NA BBB-.13 Index	BBB-/P	59,870	812,000	161,669	12/16/72	300 bp — Monthly	(101,326)
	CMBX NA BBB-.13 Index	BBB-/P	115,928	1,559,000	310,397	12/16/72	300 bp — Monthly	(193,559)
	CMBX NA BBB-.13 Index	BBB-/P	116,678	1,714,000	341,257	12/16/72	300 bp — Monthly	(223,580)
	CMBX NA BBB-.14 Index	BBB-/P	12,999	79,000	13,762	12/16/72	300 bp — Monthly	(717)
	CMBX NA BBB-.14 Index	BBB-/P	26,231	158,000	27,524	12/16/72	300 bp — Monthly	(1,200)
	CMBX NA BBB-.14 Index	BBB-/P	9,424	168,000	29,266	12/16/72	300 bp — Monthly	(19,744)
	CMBX NA BBB-.14 Index	BBB-/P	16,823	471,000	82,048	12/16/72	300 bp — Monthly	(64,951)
	CMBX NA BBB-.14 Index	BBB-/P	21,290	563,000	98,075	12/16/72	300 bp — Monthly	(76,457)
	CMBX NA BBB-.15 Index	BBB-/P	122,662	778,000	137,084	11/18/64	300 bp — Monthly	(13,968)

Upfront premium received			10,312,618		Unrealized appreciation			1,393,458

Upfront premium (paid)			(44,539)		Unrealized (depreciation)			(6,785,889)

	Total		$10,268,079				Total	$(5,392,431)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$8,933	1/17/47	(200 bp) — Monthly	$7,708
	CMBX NA BB.10 Index	(934,830)	3,666,000	1,154,790	11/17/59	(500 bp) — Monthly	216,396
	CMBX NA BB.10 Index	(273,409)	1,134,000	357,210	11/17/59	(500 bp) — Monthly	82,699
	CMBX NA BB.10 Index	(46,755)	448,000	141,120	11/17/59	(500 bp) — Monthly	93,930
	CMBX NA BB.10 Index	(40,460)	369,000	116,235	11/17/59	(500 bp) — Monthly	75,416
	CMBX NA BB.11 Index	(75,168)	1,041,000	217,985	11/18/54	(500 bp) — Monthly	141,805
	CMBX NA BB.11 Index	(24,535)	481,000	100,721	11/18/54	(500 bp) — Monthly	75,719
	CMBX NA BB.11 Index	(24,952)	481,000	100,721	11/18/54	(500 bp) — Monthly	75,302
	CMBX NA BB.8 Index	(163,027)	1,268,769	452,824	10/17/57	(500 bp) — Monthly	288,563
	CMBX NA BB.8 Index	(343,384)	960,515	342,808	10/17/57	(500 bp) — Monthly	(1,510)
	CMBX NA BB.8 Index	(220,857)	619,407	221,066	10/17/57	(500 bp) — Monthly	(393)
	CMBX NA BB.8 Index	(63,214)	347,873	124,156	10/17/57	(500 bp) — Monthly	60,604
	CMBX NA BBB-.10 Index	(955,214)	4,115,000	741,523	11/17/59	(300 bp) — Monthly	(216,092)
	CMBX NA BBB-.10 Index	(605,828)	3,841,000	692,148	11/17/59	(300 bp) — Monthly	84,080
	CMBX NA BBB-.10 Index	(474,999)	2,176,000	392,115	11/17/59	(300 bp) — Monthly	(84,153)
	CMBX NA BBB-.10 Index	(442,014)	2,031,000	365,986	11/17/59	(300 bp) — Monthly	(77,213)
	CMBX NA BBB-.10 Index	(122,025)	961,000	173,172	11/17/59	(300 bp) — Monthly	50,586
	CMBX NA BBB-.10 Index	(77,019)	313,000	56,403	11/17/59	(300 bp) — Monthly	(20,799)
	CMBX NA BBB-.10 Index	(9,433)	74,000	13,335	11/17/59	(300 bp) — Monthly	3,858
	CMBX NA BBB-.12 Index	(294,881)	4,321,000	768,274	8/17/61	(300 bp) — Monthly	470,872
	CMBX NA BBB-.12 Index	(280,640)	1,652,000	293,726	8/17/61	(300 bp) — Monthly	12,122
	CMBX NA BBB-.12 Index	(216,967)	1,281,000	227,762	8/17/61	(300 bp) — Monthly	10,047
	CMBX NA BBB-.12 Index	(84,919)	526,000	93,523	8/17/61	(300 bp) — Monthly	8,297
	CMBX NA BBB-.12 Index	(59,795)	265,000	47,117	8/17/61	(300 bp) — Monthly	(12,832)
	CMBX NA BBB-.13 Index	(302,127)	3,987,000	793,812	12/16/72	(300 bp) — Monthly	489,359
	CMBX NA BBB-.13 Index	(197,220)	3,602,000	717,158	12/16/72	(300 bp) — Monthly	517,837
	CMBX NA BBB-.13 Index	(109,020)	2,162,000	430,454	12/16/72	(300 bp) — Monthly	320,173
	CMBX NA BBB-.13 Index	(110,039)	2,161,000	430,255	12/16/72	(300 bp) — Monthly	318,956
	CMBX NA BBB-.13 Index	(112,582)	1,925,000	383,268	12/16/72	(300 bp) — Monthly	269,563
	CMBX NA BBB-.14 Index	(507,497)	2,551,500	444,471	12/16/72	(300 bp) — Monthly	(64,514)
	CMBX NA BBB-.14 Index	(182,824)	951,000	165,664	12/16/72	(300 bp) — Monthly	(17,715)
	CMBX NA BBB-.14 Index	(17,586)	108,000	18,814	12/16/72	(300 bp) — Monthly	1,165
	CMBX NA BBB-.7 Index	(105,219)	481,000	90,765	1/17/47	(300 bp) — Monthly	(14,735)
	CMBX NA BBB-.8 Index	(118,050)	787,000	126,156	10/17/57	(300 bp) — Monthly	7,647
	CMBX NA BBB-.8 Index	(63,825)	460,000	73,738	10/17/57	(300 bp) — Monthly	9,645
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	292,635	11/17/59	(500 bp) — Monthly	167,781
	CMBX NA BB.10 Index	(110,117)	926,000	291,690	11/17/59	(500 bp) — Monthly	180,672
	CMBX NA BB.10 Index	(60,658)	488,000	153,720	11/17/59	(500 bp) — Monthly	92,588
	CMBX NA BB.7 Index	(173,028)	938,000	306,351	1/17/47	(500 bp) — Monthly	132,410
	CMBX NA BB.7 Index	(140,307)	853,000	278,590	1/17/47	(500 bp) — Monthly	137,453
	CMBX NA BB.7 Index	(11,314)	438,148	161,852	5/11/63	(500 bp) — Monthly	150,112
	Goldman Sachs International
	CMBX NA A.6 Index	(53,034)	244,937	35,736	5/11/63	(200 bp) — Monthly	(17,393)
	CMBX NA BB.10 Index	(281,681)	1,245,000	392,175	11/17/59	(500 bp) — Monthly	109,283
	CMBX NA BB.10 Index	(61,756)	205,000	64,575	11/17/59	(500 bp) — Monthly	2,619
	CMBX NA BB.6 Index	(227,615)	377,996	139,632	5/11/63	(500 bp) — Monthly	(88,350)
	CMBX NA BB.6 Index	(120,100)	190,024	70,195	5/11/63	(500 bp) — Monthly	(50,090)
	CMBX NA BB.7 Index	(203,659)	1,003,000	327,580	1/17/47	(500 bp) — Monthly	122,946
	CMBX NA BB.7 Index	(81,414)	538,000	175,711	1/17/47	(500 bp) — Monthly	93,774
	CMBX NA BB.9 Index	(30,702)	258,000	78,716	9/17/58	(500 bp) — Monthly	47,763
	CMBX NA BB.9 Index	(15,654)	150,000	45,765	9/17/58	(500 bp) — Monthly	29,966
	CMBX NA BBB-.12 Index	(186,571)	957,000	170,155	8/17/61	(300 bp) — Monthly	(16,975)
	CMBX NA BBB-.12 Index	(164,807)	488,000	86,766	8/17/61	(300 bp) — Monthly	(78,325)
	CMBX NA BBB-.13 Index	(132,005)	1,742,000	346,832	12/16/72	(300 bp) — Monthly	213,811
	CMBX NA BBB-.8 Index	(6,469)	50,000	8,015	10/17/57	(300 bp) — Monthly	1,517
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	165,579	1/17/47	(200 bp) — Monthly	103,100
	CMBX NA BB.11 Index	(490,603)	651,412	240,631	5/11/63	(500 bp) — Monthly	(250,605)
	CMBX NA BB.11 Index	(235,607)	432,000	90,461	11/18/54	(500 bp) — Monthly	(145,566)
	CMBX NA BBB-.11 Index	(32,051)	291,000	42,602	11/18/54	(300 bp) — Monthly	10,382
	CMBX NA BBB-.12 Index	(130,839)	1,089,000	193,624	8/17/61	(300 bp) — Monthly	62,150
	CMBX NA BBB-.6 Index	(538,787)	1,494,395	365,379	5/11/63	(300 bp) — Monthly	(174,279)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	281,925	11/17/59	(500 bp) — Monthly	230,130
	CMBX NA BBB-.7 Index	(69,410)	847,000	159,829	1/17/47	(300 bp) — Monthly	89,925
	CMBX NA BBB-.9 Index	(29,455)	159,000	27,920	9/17/58	(300 bp) — Monthly	(1,627)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(363,978)	1,931,933	281,869	5/11/63	(200 bp) — Monthly	(82,860)
	CMBX NA A.6 Index	(333,353)	1,519,853	221,747	5/11/63	(200 bp) — Monthly	(112,197)
	CMBX NA A.6 Index	(326,768)	1,504,294	219,477	5/11/63	(200 bp) — Monthly	(107,876)
	CMBX NA BB.10 Index	(691,872)	2,946,000	927,990	11/17/59	(500 bp) — Monthly	233,254
	CMBX NA BB.10 Index	(348,098)	1,146,000	360,990	11/17/59	(500 bp) — Monthly	11,778
	CMBX NA BB.10 Index	(46,985)	448,000	141,120	11/17/59	(500 bp) — Monthly	93,700
	CMBX NA BB.6 Index	(113,683)	181,138	66,912	5/11/63	(500 bp) — Monthly	(46,947)
	CMBX NA BB.9 Index	(8,575)	173,000	52,782	9/17/58	(500 bp) — Monthly	44,039
	CMBX NA BB.9 Index	(13,649)	148,000	45,155	9/17/58	(500 bp) — Monthly	31,362
	CMBX NA BB.9 Index	(6,858)	127,000	38,748	9/17/58	(500 bp) — Monthly	31,766
	CMBX NA BB.9 Index	(938)	24,000	7,322	9/17/58	(500 bp) — Monthly	6,361
	CMBX NA BBB-.10 Index	(768,695)	4,414,000	795,403	11/17/59	(300 bp) — Monthly	24,133
	CMBX NA BBB-.10 Index	(299,543)	2,500,000	450,500	11/17/59	(300 bp) — Monthly	149,499
	CMBX NA BBB-.10 Index	(278,002)	2,192,000	394,998	11/17/59	(300 bp) — Monthly	115,717
	CMBX NA BBB-.10 Index	(423,223)	1,736,000	312,827	11/17/59	(300 bp) — Monthly	(111,408)
	CMBX NA BBB-.10 Index	(155,861)	659,000	118,752	11/17/59	(300 bp) — Monthly	(37,494)
	CMBX NA BBB-.10 Index	(75,985)	592,000	106,678	11/17/59	(300 bp) — Monthly	30,348
	CMBX NA BBB-.10 Index	(79,574)	367,000	66,133	11/17/59	(300 bp) — Monthly	(13,655)
	CMBX NA BBB-.10 Index	(42,815)	347,000	62,529	11/17/59	(300 bp) — Monthly	19,512
	CMBX NA BBB-.11 Index	(88,948)	285,000	41,724	11/18/54	(300 bp) — Monthly	(47,391)
	CMBX NA BBB-.12 Index	(138,684)	1,065,000	189,357	8/17/61	(300 bp) — Monthly	50,051
	CMBX NA BBB-.12 Index	(168,400)	807,000	143,485	8/17/61	(300 bp) — Monthly	(25,386)
	CMBX NA BBB-.12 Index	(13,456)	243,000	43,205	8/17/61	(300 bp) — Monthly	29,608
	CMBX NA BBB-.12 Index	(4,411)	107,000	19,025	8/17/61	(300 bp) — Monthly	14,551
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	275,313	1/17/47	(300 bp) — Monthly	125,805
	CMBX NA BBB-.7 Index	(8,254)	130,000	24,531	1/17/47	(300 bp) — Monthly	16,201
	CMBX NA BBB-.8 Index	(1,711)	11,000	1,763	10/17/57	(300 bp) — Monthly	45

Upfront premium received		—			Unrealized appreciation		6,698,461

Upfront premium (paid)		(16,436,321)			Unrealized (depreciation)		(1,918,380)

	Total	$(16,436,321)				Total	$4,780,081
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,559,920,313.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$177,618,143	$46,736,192	$54,257,019	$2,038,586	$170,097,316

	Total Short-term investments	$177,618,143	$46,736,192	$54,257,019	$2,038,586	$170,097,316
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $14,807,047.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,190,183.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,079,120.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $66,265,086 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,358,143 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,190,183 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$28,520,800	$—
Collateralized loan obligations	—	93,428,956	—
Corporate bonds and notes	—	400,320,875	—
Foreign government and agency bonds and notes	—	5,727,098	—
Mortgage-backed securities	—	532,238,260	—
Municipal bonds and notes	—	2,714,258	—
Senior loans	—	20,075	—
U.S. government and agency mortgage obligations	—	1,742,524,419	—
Short-term investments	46,049,000	336,764,715	—

Totals by level	$46,049,000	$3,142,259,456	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(11,680)	$—
Futures contracts	11,960,887	—	—
Forward premium swap option contracts	—	6,425,571	—
TBA sale commitments	—	(487,965,581)	—
Interest rate swap contracts	—	27,876,624	—
Total return swap contracts	—	(1,106,032)	—
Credit default contracts	—	5,555,892	—

Totals by level	$11,960,887	$(449,225,206)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$2,528,800,000
Written swap option contracts (contract amount)	$730,200,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$370,000
OTC interest rate swap contracts (notional)	$1,400,000,000
Centrally cleared interest rate swap contracts (notional)	$7,503,600,000
OTC total return swap contracts (notional)	$15,900,000
OTC credit default contracts (notional)	$188,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com